Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2010 Fund	May 30, 2024
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.88%
Past 5 years	4.90%
Since Inception	4.11%	[1]
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.63%
Past 5 years	3.20%
Since Inception	2.71%	[1]
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.05%
Past 5 years	3.42%
Since Inception	2.85%	[1]
Fidelity Freedom Index 2010 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.92%
Since Inception	2.71%	[2]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
F1901
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Since Inception	4.22%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .